Share Capital and Reserves (Details) - Schedule of changes in the issued and outstanding capital - shares		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Ordinary Shares [member]
Share Capital and Reserves (Details) - Schedule of changes in the issued and outstanding capital [Line Items]
Balance		7,984,706	7,696,626	907,750
Receipts on account of seed shares not yet allotted	[1]
Private placement of a package including ordinary shares and a financial derivative in respect of hedging mechanism	[2]			277,108
Conversion of seed shares to ordinary shares	[3]			2,525,018
Conversion of bridge investment into ordinary shares	[2]			1,560,182
Allotment of ordinary shares through private placement transaction	[4]			39,963
Allotment of ordinary shares through Israeli IPO	[3]			1,585,400
Allotment of ordinary shares as part of a shelf prospectus	[5]			774,194
Shares issued upon exercise of options	[6]			27,011
Conversion of non-registered rights into ordinary shares	[7]		288,080
Allotment of ADS and prefunded warrants through U.S. IPO	[8]	15,750,885
Allotment of ADS through private placement transaction	[9]	4,045,305
Balance		27,780,896	7,984,706	7,696,626
Non- Redeemable Seed Shares [member]
Share Capital and Reserves (Details) - Schedule of changes in the issued and outstanding capital [Line Items]
Balance				1,910,869
Receipts on account of seed shares not yet allotted	[1]			614,149
Private placement of a package including ordinary shares and a financial derivative in respect of hedging mechanism	[2]
Conversion of seed shares to ordinary shares	[3]			(2,525,018)
Conversion of bridge investment into ordinary shares	[2]
Allotment of ordinary shares through private placement transaction	[4]
Allotment of ordinary shares through Israeli IPO	[3]
Allotment of ordinary shares as part of a shelf prospectus	[5]
Shares issued upon exercise of options	[6]
Conversion of non-registered rights into ordinary shares	[7]
Allotment of ADS and prefunded warrants through U.S. IPO	[8]
Allotment of ADS through private placement transaction	[9]

[1]	On January 7, 2020, the Company completed a fundraising round of a gross amount of NIS 2,443 (an amount of NIS 2,402 out of which was received in 2019 and recorded as part of receipts on account of shares since it referred to a fixed number of shares) and in consideration, the Company issued 614,149 seed 2 shares, par value NIS 0.01 each.
[2]	On February 23, 2020 (the “Closing Date”), the Company entered into an agreement with Mor Provident Funds Ltd. (“Mor”) whereby, in return for an amount of U.S.$1,000,000 (NIS 3,430), 277,108 ordinary shares of the Company were allotted to Mor at a price of U.S.$3.6087 per share (the “Mor Allotted Shares”). In addition, a hedge was given to Mor whereby to the extent that the Company would execute an IPO within the 24-months period following the date of the agreement, and whereby the Company would issue shares to the public at a price which, after deducting 20% from the price, would be less than the price of the Mor allotted shares, the Company would issue to Mor ordinary shares of a number that is equal to the difference between the issuance price less 20% and the price of the Mor allotted shares (the “financial derivative in respect of a price protection mechanism”). As part of the valuation work which was carried out by an independent third-party appraiser at the date of the transaction, similar to the manner of allocation of consideration components of the issuance of a securities package, the total consideration received by the Company was first allocated to a financial derivative in respect of the price protection mechanism which constituted a financial liability that is measured initially and in subsequent periods at fair value through profit and loss in accordance with the provisions of IFRS No. 9, Financial instruments (the liability was classified as level 3 in the fair value hierarchy). The remaining amount was attributed to the allotted shares in accordance with the “residual approach”. Pursuant to the above, at the initial recognition date the consideration received was allocated to identified components which were divided by the independent third-party appraiser was as follows: In June 2020, the Company completed a prospectus that was issued to the public, as part of which the shares of the Company were listed for trade on the Tel Aviv Stock Exchange at a price of NIS 16.4 per share (see clause 4 below) which, after deducting 20%, is more than the price of the fundraising in the Mor transaction and, accordingly, there was no need to implement the price protection mechanism. Thus, the aforesaid price protection mechanism expired and accordingly, the entire amount that was allocated to the value of the financial derivative in respect of a price protection mechanism, in an amount of NIS 600, was carried to profit and loss as part of financing income in 2020. In addition, upon completion of the fundraising transaction with Mor, all the then outstanding bridge investments were fully converted into a number of 1,560,182 ordinary shares for total amount of NIS 15,932.
[3]	In June 2020, the Company completed a fundraising round based on a prospectus that was issued through an Israeli IPO, under which the Company raised a gross amount of NIS 26 million from the issuance of 1,585,400 ordinary shares, par value NIS 0.01 each, at a price of NIS 16.4 per share. The total direct issuance costs amounted to NIS 2.3 million. Upon completion of the Israeli IPO, all outstanding seed shares were fully converted into ordinary shares.
[4]	On May 24, 2020, the Company’s Board of Directors approved that the Company amend an investment agreement that was originally signed on April 28, 2020 with Unicorn Technologies, Limited Partnership (“Unicorn”), whereby two partners of Unicorn are interested parties of the Company, whereby in consideration for an investment amount in the Company of U.S.$180,000 (NIS 630), 39,963 ordinary shares of the Company were issued to Unicorn, at a price of U.S.$4.5042 per share.
[5]	On November 16, 2020, the Company completed fundraising round based on shelf prospectus through public offering, under which the Company raised a gross amount of NIS 21.6 million from an issuance of 387,097 units which consist of 774,194 ordinary shares of the Company, par value NIS 0.01 each, and 387,097 warrants (series 1), at a price of NIS 55.8 per unit. Each warrant is exercisable into one ordinary share at an exercise price of NIS 38 (subject to standard adjustments) per warrant, over a period of 24 months ending November 18, 2022 (inclusive). The total direct issuance costs amounted to NIS 0.7 million.
[6]	During the year ended December 31, 2020, 27,011 options were exercised into an identical number ordinary shares in consideration of NIS 96.
[7]	In February 2021, service provider exercised 288,080 non-registered rights into an identical number of ordinary shares of the Company, for no consideration.
[8]	As noted in Note 1B above, on June 6, 2022, the Company completed an underwritten U.S. IPO under which the Company received gross proceeds of approximately $13 million (approximately NIS 43,441) for issuance of -
[9]	On December 11, 2022, the Company entered into a Definitive Securities Purchase Agreement (the “Purchase Agreement”) with an Accredited Investor (the “Purchaser”), pursuant to which the Company agreed to sell to the Purchaser an aggregate of 809,061 ADS at a purchase price of $1.854 per ADS (the “Offering”) for total gross proceeds of approximately $1.5 million (approximately NIS 5,141) (the “Proceeds”).